Investment Risks	Aug. 01, 2026
Aspiriant Risk-Managed Equity Allocation Fund | Asset Allocation Risk
Prospectus [Line Items]
Risk [Text Block]

Asset Allocation Risk: The Fund is subject to different levels and combinations of risks based on its actual allocation among various asset classes and underlying investments. The Fund will be exposed to risks of the asset classes, underlying investments, and financial markets in which it invests. The potential impact of the risks related to an asset class depends on the size of the Fund’s investment allocation to it at any point in time.

Aspiriant Risk-Managed Equity Allocation Fund | Emerging Markets Risk
Prospectus [Line Items]
Risk [Text Block]

Emerging Markets Risk: Emerging markets involve risks in addition to and greater than those generally associated with investing in more developed foreign markets. These less developed markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.

Aspiriant Risk-Managed Equity Allocation Fund | Foreign Securities and Currencies Risk
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities and Currencies Risk: The prices of foreign securities, including depositary receipts and foreign funds, may decline or fluctuate because of (i) economic or political actions of foreign governments and/or (ii) less regulated or liquid securities markets. These risks are greater for emerging markets than for more developed foreign markets. Investors holding these securities are also exposed to foreign currency risk, which is the possibility that foreign currency will fluctuate in value against the U.S. dollar.

Aspiriant Risk-Managed Equity Allocation Fund | Illiquid Investments Risk
Prospectus [Line Items]
Risk [Text Block]

Illiquid Investments Risk: The risk that the Fund may not be able to sell a security in a timely manner at a desired price. The Fund’s investments in unaffiliated limited partnerships, including hedge funds, may be illiquid.

Aspiriant Risk-Managed Equity Allocation Fund | Investment Style Risk
Prospectus [Line Items]
Risk [Text Block]

Investment Style Risk: The risk that securities selected as part of a low volatility or quality strategy and growth or value investing style may underperform other segments of the equity markets or the equity markets as a whole. Low volatility and quality investing tend to perform differently and shift into and out of favor with investors depending on changes in market and economic conditions. Similarly, the growth or value assessment of a company may not be accurate. As a result, the Fund’s performance may at times be worse than the performance of other mutual funds that invest more broadly or in securities of a different investment style.

Aspiriant Risk-Managed Equity Allocation Fund | Management and Operational Risk
Prospectus [Line Items]
Risk [Text Block]

Management and Operational Risk: The Fund runs the risk that investment techniques will fail to produce desired results. The Fund also runs the risk that the assessment of an investment (including a company’s fundamental fair (or intrinsic) value) may be wrong or that deficiencies in adviser’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund’s operations.

Aspiriant Risk-Managed Equity Allocation Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk: Due to market conditions, the value of the Fund’s investments may fluctuate significantly from day to day. Price fluctuations may be temporary or may last for extended periods. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, political and regulatory changes, or other events could have a significant impact on the market generally and on specific securities. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Aspiriant Risk-Managed Equity Allocation Fund | Models and Data Risk
Prospectus [Line Items]
Risk [Text Block]

Models and Data Risk: When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Some of the models used by a sub-adviser for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data.

Aspiriant Risk-Managed Equity Allocation Fund | Political and Economic Risks
Prospectus [Line Items]
Risk [Text Block]

Political and Economic Risks: The values of securities may be adversely affected by local political and economic conditions and developments. Adverse conditions in an industry significant to a local economy could have a correspondingly adverse effect on the financial condition of local issuers.

Aspiriant Risk-Managed Equity Allocation Fund | Small and Mid-Cap Company Risk
Prospectus [Line Items]
Risk [Text Block]

Small and Mid-Cap Company Risk: Smaller capitalization companies may be more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources. Securities of small and mid-cap companies are often less liquid than those of large companies and this could make it difficult to sell such securities at a desired time or price.

Aspiriant Risk-Managed Equity Allocation Fund | Underlying Fund Risk
Prospectus [Line Items]
Risk [Text Block]

Underlying Fund Risk: The actual cost of investing in Underlying Funds may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. The Fund will bear its pro rata portion of the expenses of the Underlying Funds in addition to its own direct expenses. By investing in Underlying Funds, the Fund is subject to the risks associated with the Underlying Funds’ investments. The Fund’s investment performance is directly tied to the performance of the Underlying Funds and other investments in which the Fund invests. If one or more of the Underlying Funds fails to meet its investment objective, or otherwise performs poorly, the Fund’s performance could be negatively affected. With respect to an Underlying Fund whose shares trade on an exchange (for example, an exchange-traded fund), its shares may trade below their net asset value or at a discount, which may adversely affect the Fund’s performance. The Fund’s investments in unaffiliated limited partnerships, including hedge funds, may be illiquid. Illiquid investments are subject to the risk that the Fund will not be able to sell the investments when desired or at favorable prices.

Aspiriant Risk-Managed Equity Allocation Fund | Principal Risks of Underlying Funds
Prospectus [Line Items]
Risk [Text Block]

Principal Risks of Underlying Funds

Below is a summary of the principal risks of investing in the Equity Allocation Fund as a result of its investments in the Underlying Funds. References in this section to a “fund” are to the Underlying Funds in which the Fund may invest and references to investments and securities are to those held directly by the Underlying Funds.

Aspiriant Risk-Managed Equity Allocation Fund | Counterparty Risk
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk: Transactions involving a counterparty or third party (other than the issuer of the instrument) are subject to the counterparty’s or third party’s credit risk and ability to perform in accordance with the terms of the transaction.

Aspiriant Risk-Managed Equity Allocation Fund | Derivatives Risk
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk: The use of derivatives by a fund can lead to losses because of adverse movements in the price or value of the asset, index, rate, instrument or economic measure underlying a derivative, due to failure of a counterparty, or due to tax or regulatory constraints. In addition, the successful use of derivatives depends in part on the future price fluctuations and the degree of correlation between the underlying securities. Unusual market conditions or the lack of a ready market for any particular derivative at a specific time may reduce the effectiveness of a fund’s derivate strategies and, for these and other reasons, a fund’s derivative strategies may not reduce the fund’s volatility to the extent desired. Derivatives for hedging purposes may not reduce risk if they are not sufficiently correlated to the position being hedged. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a position or security, rather than solely to hedge the risk of a position or security held by a fund. Derivatives may create economic leverage in a fund, which magnifies the fund’s exposure to the underlying investment. As a result, the loss on derivative transactions may substantially exceed the initial investment. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. Derivatives that are traded “over the counter” also present credit risk (the risk that the other party to the derivative contract will not fulfill its contractual obligations, whether because of bankruptcy or other default).

Aspiriant Risk-Managed Equity Allocation Fund | Focused Investment Risk
Prospectus [Line Items]
Risk [Text Block]

Focused Investment Risk: Investments focused in a limited number of countries, regions, sectors, industries, or issuers (or in sectors within a country or region) that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated. If a fund invests in the securities of a limited number of issuers, a decline in the market price of a particular security held by the fund may affect the fund’s performance more than if the fund invested in the securities of a larger number of issuers.

Aspiriant Risk-Managed Equity Allocation Fund | Large Shareholder Risk
Prospectus [Line Items]
Risk [Text Block]

Large Shareholder Risk: To the extent that a large number of shares of the Underlying Fund is held by a single shareholder or a group of shareholders with a common investment strategy, the Underlying Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Underlying Fund shares will require the Underlying Fund to sell securities at disadvantageous prices or otherwise disrupt the Underlying Fund’s operations.

Aspiriant Risk-Managed Equity Allocation Fund | Leverage Risk
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk: Investments in futures, swaps, and other derivative instruments provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If a fund uses leverage through activities such as purchasing derivative instruments in an effort to increase its returns, it has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by the creation of liabilities, that exceeds the net assets of the fund. The net asset value of a fund when employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires a fund to pay interest.

Aspiriant Risk-Managed Equity Allocation Fund | Short Sale Risk
Prospectus [Line Items]
Risk [Text Block]

Short Sale Risk: The risk that the price of a security sold short will increase in value between the time of the short sale and the time a fund must purchase the security to return it to the lender. The fund’s potential loss on a short sale could theoretically be unlimited in a case where the fund is unable, for any reason, to close out its short position.

Aspiriant Risk-Managed Equity Allocation Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Because the value of your investment in the Equity Allocation Fund will fluctuate, you may lose money and there can be no assurance that the Fund will achieve its investment objective.
Aspiriant Risk-Managed Municipal Bond Fund | Illiquid Investments Risk
Prospectus [Line Items]
Risk [Text Block]

Illiquid Investments Risk: The risk that the Fund may not be able to sell a security in a timely manner at a desired price. The Fund’s investments in unaffiliated limited partnerships, including hedge funds, may be illiquid.

Aspiriant Risk-Managed Municipal Bond Fund | Management and Operational Risk
Prospectus [Line Items]
Risk [Text Block]

Management and Operational Risk: The Fund runs the risk that investment techniques will fail to produce desired results. The Fund also runs the risk that the assessment of an investment (including a company’s fundamental fair (or intrinsic) value) may be wrong or that deficiencies in adviser’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund’s operations.

Aspiriant Risk-Managed Municipal Bond Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk: Due to market conditions, the value of the Fund’s investments may fluctuate significantly from day to day. Price fluctuations may be temporary or may last for extended periods. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, political and regulatory changes, or other events could have a significant impact on the market generally and on specific securities. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Aspiriant Risk-Managed Municipal Bond Fund | Political and Economic Risks
Prospectus [Line Items]
Risk [Text Block]

Political and Economic Risks: The values of municipal securities held by the Fund may be adversely affected by local political and economic conditions and developments. Adverse conditions in an industry significant to a local economy could have a correspondingly adverse effect on the financial condition of local issuers. If the Fund invests significantly in municipal bonds from a particular state or U.S. territory, such as Puerto Rico, the Fund would be more susceptible to adverse economic, political or regulatory changes affecting municipal bond issuers in that location.

Aspiriant Risk-Managed Municipal Bond Fund | Underlying Fund Risk
Prospectus [Line Items]
Risk [Text Block]

Underlying Fund Risk: The actual cost of investing in a mutual fund that invests in other investment companies and pooled investment vehicles may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. The Fund will bear its pro rata portion of the expenses of the Underlying Funds in addition to its own direct expenses. By investing in Underlying Funds, the Fund is subject to the risks associated with the Underlying Funds’ investments. The Fund’s investment performance is directly tied to the performance of the Underlying Funds and other investments in which the Fund invests. If one or more of the Underlying Funds fails to meet its investment objective, or otherwise performs poorly, the Fund’s performance could be negatively affected. With respect to an Underlying Fund whose shares trade on an exchange (for example, an exchange-traded fund), its shares may trade below their net asset value or at a discount, which may adversely affect the Fund’s performance. The Fund’s investments in unaffiliated limited partnerships, including hedge funds, may be illiquid. Illiquid investments are subject to the risk that the Fund will not be able to sell the investments when desired or at favorable prices.

Aspiriant Risk-Managed Municipal Bond Fund | Principal Risks of Underlying Funds
Prospectus [Line Items]
Risk [Text Block]

Principal Risks of Underlying Funds

Below is a summary of the principal risks of investing in the Municipal Bond Fund as a result of its investments in the Underlying Funds. References in this section to a “fund” are to the Underlying Funds in which the Fund may invest and references to investments and securities are to those held directly by the Underlying Funds.

Aspiriant Risk-Managed Municipal Bond Fund | Counterparty Risk
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk: Transactions involving a counterparty or third party (other than the issuer of the instrument) are subject to the counterparty’s or third party’s credit risk and ability to perform in accordance with the terms of the transaction.

Aspiriant Risk-Managed Municipal Bond Fund | Derivatives Risk
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk: The use of derivatives by the Fund can lead to losses because of adverse movements in the price or value of the asset, index, rate, instrument or economic measure underlying a derivative, due to failure of a counterparty, or due to tax or regulatory constraints. In addition, the successful use of derivatives depends in part on the future price fluctuations and the degree of correlation between the underlying securities. Unusual market conditions or the lack of a ready market for any particular derivative at a specific time may reduce the effectiveness of the Fund’s derivate strategies and, for these and other reasons, the Fund’s derivative strategies may not reduce the Fund’s volatility to the extent desired. Derivatives for hedging purposes may not reduce risk if they are not sufficiently correlated to the position being hedged. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a position or security, rather than solely to hedge the risk of a position or security held by the Fund. Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. As a result, the loss on derivative transactions may substantially exceed the initial investment. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. Derivatives that are traded “over the counter” also present credit risk (the risk that the other party to the derivative contract will not fulfill its contractual obligations, whether because of bankruptcy or other default).

Aspiriant Risk-Managed Municipal Bond Fund | Leverage Risk
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk: Investments in futures, swaps, and other derivative instruments provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If the Fund uses leverage through activities such as purchasing derivative instruments in an effort to increase its returns, it has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by the creation of liabilities, that exceeds the net assets of the Fund. The net asset value of the Fund when employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.

Aspiriant Risk-Managed Municipal Bond Fund | Short Sale Risk
Prospectus [Line Items]
Risk [Text Block]

Short Sale Risk: The risk that the price of a security sold short will increase in value between the time of the short sale and the time a fund must purchase the security to return it to the lender. The fund’s potential loss on a short sale could theoretically be unlimited in a case where the fund is unable, for any reason, to close out its short position.

Aspiriant Risk-Managed Municipal Bond Fund | Call Risk
Prospectus [Line Items]
Risk [Text Block]	Call Risk: If an issuer calls higher-yielding debt instruments held by the Fund, performance could be adversely impacted.
Aspiriant Risk-Managed Municipal Bond Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit Risk: Credit risk is the risk that an issuer of a debt security may be unable or unwilling to make interest and principal payments when due and the related risk that the value of a debt security may decline because of concerns about the issuer’s ability or willingness to make such payments. Because the Fund may significantly invest in high yield securities, the Fund’s credit risks are greater than those of funds that buy only investment grade securities.

Aspiriant Risk-Managed Municipal Bond Fund | Defaulted Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Defaulted Securities Risk: The risk of the uncertainty of repayment of defaulted securities (e.g., a security on which a principal or interest payment is not made when due) and obligations of distressed issuers.

Aspiriant Risk-Managed Municipal Bond Fund | Extension Risk
Prospectus [Line Items]
Risk [Text Block]

Extension Risk: The risk that if interest rates rise, repayments of principal on certain debt securities, including, but not limited to, floating rate loans and mortgage-related securities, may occur at a slower rate than expected and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply.

Aspiriant Risk-Managed Municipal Bond Fund | High Yield Securities Risk
Prospectus [Line Items]
Risk [Text Block]

High Yield Securities Risk: High yield securities, which are rated below investment grade and commonly referred to as “junk” bonds, are high risk investments that may cause income and principal losses for the Fund. They generally have greater credit risk, are less liquid, and have more volatile prices than investment grade securities. Defaulted bonds are speculative and involve substantial risks in addition to the risks of investing in high yield securities that have not defaulted. The Fund generally will not receive interest payments on the defaulted bonds and there is a substantial risk that principal will not be repaid. In any reorganization or liquidation proceeding relating to a defaulted bond, the Fund may lose its entire investment.

Aspiriant Risk-Managed Municipal Bond Fund | Income Risk
Prospectus [Line Items]
Risk [Text Block]	Income Risk: The Fund’s income could decline during periods of falling interest rates.
Aspiriant Risk-Managed Municipal Bond Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk: Interest rate risk is the risk that the value of the Fund’s portfolio will decline because of rising interest rates. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. When interest rates change, the values of longer-duration debt securities usually change more than the values of shorter-duration debt securities.

Aspiriant Risk-Managed Municipal Bond Fund | Inverse Floaters Risk
Prospectus [Line Items]
Risk [Text Block]

Inverse Floaters Risk: The use of inverse floaters by the Fund creates effective leverage. Due to the leveraged nature of these investments, they will typically be more volatile and involve greater risk than the fixed rate municipal bonds underlying the inverse floaters. An investment in certain inverse floaters will involve the risk that the Fund could lose more than its original principal investment. Distributions on inverse floaters bear an inverse relationship to short-term municipal bond interest rates. Thus, distributions paid to the Fund on its inverse floaters will be reduced or even eliminated as short-term municipal interest rates rise and will increase when short-term municipal interest rates fall. Inverse floaters generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment.

Aspiriant Risk-Managed Municipal Bond Fund | Municipal Lease Obligations Risk
Prospectus [Line Items]
Risk [Text Block]

Municipal Lease Obligations Risk: Participation interests in municipal leases pose special risks because many leases and contracts contain “non-appropriation” clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body.

Aspiriant Risk-Managed Municipal Bond Fund | Preferred Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Preferred Securities Risk: Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

Aspiriant Risk-Managed Municipal Bond Fund | Prepayment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Prepayment Risk: The risk that the issuer of a debt security, including floating rate loans and mortgage-related securities, repays all or a portion of the principal prior to the security’s maturity. In times of declining interest rates, there is a greater likelihood that a fund’s higher yielding securities will be pre-paid with the fund being unable to reinvest the proceeds in an investment with as great a yield. Prepayments can therefore result in lower yields to shareholders of a fund.

Aspiriant Risk-Managed Municipal Bond Fund | Restricted Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Restricted Securities Risk: A fund may hold securities that are restricted as to resale under the U.S. federal securities laws. There can be no assurance that a trading market will exist at any time for any particular restricted security. Limitations on the resale of these securities may prevent a fund from disposing of them promptly at reasonable prices or at all. A fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Also, restricted securities may be difficult to value because market quotations may not be readily available, and the values of restricted securities may have significant volatility.

Aspiriant Risk-Managed Municipal Bond Fund | Tax Risk
Prospectus [Line Items]
Risk [Text Block]

Tax Risk: The Fund will rely on the opinion of issuers’ bond counsel on the tax-exempt status of interest on municipal bond obligations. Neither the Fund nor its sub-advisers will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect and subject the Fund and its shareholders to substantial tax liabilities. Interest from municipal bonds held by the Fund could become subject to regular federal income tax because of, among other things, unfavorable changes in tax laws, adverse interpretations by regulatory authorities, or noncompliant conduct by bond issuers. The Fund may not be a preferable investment for individual retirement accounts (“IRAs”) and other tax-deferred arrangements.

Aspiriant Risk-Managed Municipal Bond Fund | Zero Coupon Bonds Risk
Prospectus [Line Items]
Risk [Text Block]

Zero Coupon Bonds Risk: Zero coupon bonds do not pay interest on a current basis and may be highly volatile as interest rates rise or fall. In addition, while such bonds generate income for purposes of generally accepted accounting standards, they do not generate cash flow and thus could cause the Fund to be forced to liquidate securities at an inopportune time in order to distribute cash, as required by tax laws.

Aspiriant Risk-Managed Municipal Bond Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Because the value of your investment in the Municipal Bond Fund will fluctuate, you may lose money and there can be no assurance that the Fund will achieve its investment objective.
Aspiriant Defensive Allocation Fund | Asset Allocation Risk
Prospectus [Line Items]
Risk [Text Block]

Asset Allocation Risk: The Fund is subject to different levels and combinations of risks based on its actual allocation among various asset classes and underlying investments. The Fund will be exposed to risks of the asset classes, underlying investments and financial markets in which it invests. The potential impact of the risks related to an asset class depends on the size of the Fund’s investment allocation to it at any point in time.

Aspiriant Defensive Allocation Fund | Emerging Markets Risk
Prospectus [Line Items]
Risk [Text Block]

Emerging Markets Risk: Emerging markets involve risks in addition to and greater than those generally associated with investing in more developed foreign markets. These less developed markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.

Aspiriant Defensive Allocation Fund | Foreign Securities and Currencies Risk
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities and Currencies Risk: The prices of foreign securities, including depositary receipts and foreign funds, may decline or fluctuate because of (i) economic or political actions of foreign governments and/or (ii) less regulated or liquid securities markets. These risks are greater for emerging markets than for more developed foreign markets. Investors holding these securities are also exposed to foreign currency risk, which is the possibility that foreign currency will fluctuate in value against the U.S. dollar.

Aspiriant Defensive Allocation Fund | Illiquid Investments Risk
Prospectus [Line Items]
Risk [Text Block]

Illiquid Investments Risk: The risk that the Fund may not be able to sell a security in a timely manner at a desired price. The Fund’s investments in unaffiliated limited partnerships, including hedge funds, may be illiquid.

Aspiriant Defensive Allocation Fund | Management and Operational Risk
Prospectus [Line Items]
Risk [Text Block]

Management and Operational Risk: The Fund runs the risk that investment techniques will fail to produce desired results. The Fund also runs the risk that the assessment of an investment (including a company’s fundamental fair (or intrinsic) value) may be wrong or that deficiencies in adviser’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund’s operations.

Aspiriant Defensive Allocation Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk: The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, political and regulatory changes, or other events could have a significant impact on the market generally and on specific securities. Due to market conditions, the value of the Fund’s investments may fluctuate significantly from day to day. Price fluctuations may be temporary or may last for extended periods.

Aspiriant Defensive Allocation Fund | Political and Economic Risks
Prospectus [Line Items]
Risk [Text Block]

Political and Economic Risks: The values of securities may be adversely affected by local political and economic conditions and developments. Adverse conditions in an industry significant to a local economy could have a correspondingly adverse effect on the financial condition of local issuers.

Aspiriant Defensive Allocation Fund | Small and Mid-Cap Company Risk
Prospectus [Line Items]
Risk [Text Block]

Small and Mid-Cap Company Risk: Smaller capitalization companies may be more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources. Securities of small and mid-cap companies are often less liquid than those of large companies and this could make it difficult to sell such securities at a desired time or price.

Aspiriant Defensive Allocation Fund | Underlying Fund Risk
Prospectus [Line Items]
Risk [Text Block]

Underlying Fund Risk: The actual cost of investing in a mutual fund that invests in other investment companies and pooled investment vehicles may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. The Fund will bear its pro rata portion of the expenses of the Underlying Funds in addition to its own direct expenses. By investing in Underlying Funds, the Fund is subject to the risks associated with the Underlying Funds’ investments. The Fund’s investment performance is directly tied to the performance of the Underlying Funds and other investments in which the Fund invests. If one or more of the Underlying Funds fails to meet its investment objective, or otherwise performs poorly, the Fund’s performance could be negatively affected. With respect to an Underlying Fund whose shares trade on an exchange (for example, an exchange-traded fund), its shares may trade below their net asset value or at a discount, which may adversely affect the Fund’s performance. The Fund’s investments in unaffiliated limited partnerships, including hedge funds, may be illiquid. Illiquid investments are subject to the risk that the Fund will not be able to sell the investments when desired or at favorable prices.

Aspiriant Defensive Allocation Fund | Counterparty Risk
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk: Transactions involving a counterparty or third party (other than the issuer of the instrument) are subject to the counterparty’s or third party’s credit risk and ability to perform in accordance with the terms of the transaction.

Aspiriant Defensive Allocation Fund | Derivatives Risk
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk: The use of derivatives by a fund can lead to losses because of adverse movements in the price or value of the asset, index, rate, instrument or economic measure underlying a derivative, due to failure of a counterparty, or due to tax or regulatory constraints. In addition, the successful use of derivatives depends in part on the future price fluctuations and the degree of correlation between the underlying securities. Unusual market conditions or the lack of a ready market for any particular derivative at a specific time may reduce the effectiveness of a fund’s derivate strategies and, for these and other reasons, a fund’s derivative strategies may not reduce the fund’s volatility to the extent desired. Derivatives for hedging purposes may not reduce risk if they are not sufficiently correlated to the position being hedged. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a position or security, rather than solely to hedge the risk of a position or security held by a fund. Derivatives may create economic leverage in a fund, which magnifies the fund’s exposure to the underlying investment. As a result, the loss on derivative transactions may substantially exceed the initial investment. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. Derivatives that are traded “over the counter” also present credit risk (the risk that the other party to the derivative contract will not fulfill its contractual obligations, whether because of bankruptcy or other default).

Aspiriant Defensive Allocation Fund | Large Shareholder Risk
Prospectus [Line Items]
Risk [Text Block]

Large Shareholder Risk: To the extent that a large number of shares of the Underlying Fund is held by a single shareholder or a group of shareholders with a common investment strategy, the Underlying Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Underlying Fund shares will require the Underlying Fund to sell securities at disadvantageous prices or otherwise disrupt the Underlying Fund’s operations.

Aspiriant Defensive Allocation Fund | Leverage Risk
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk: Investments in futures, swaps, and other derivative instruments provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If a fund uses leverage through activities such as purchasing derivative instruments in an effort to increase its returns, it has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by the creation of liabilities, that exceeds the net assets of the fund. The net asset value of a fund when employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires a fund to pay interest.

Aspiriant Defensive Allocation Fund | Short Sale Risk
Prospectus [Line Items]
Risk [Text Block]

Short Sale Risk: The risk that the price of a security sold short will increase in value between the time of the short sale and the time a fund must purchase the security to return it to the lender. The fund’s potential loss on a short sale could theoretically be unlimited in a case where the fund is unable, for any reason, to close out its short position.

Aspiriant Defensive Allocation Fund | Call Risk
Prospectus [Line Items]
Risk [Text Block]	Call Risk: If an issuer calls higher-yielding debt instruments held by a fund, performance could be adversely impacted.
Aspiriant Defensive Allocation Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit Risk: Credit risk is the risk that an issuer of a debt security may be unable or unwilling to make interest and principal payments when due and the related risk that the value of a debt security may decline because of concerns about the issuer’s ability or willingness to make such payments. Because a fund may significantly invest in high yield securities, the fund’s credit risks are greater than those of funds that buy only investment grade securities.

Aspiriant Defensive Allocation Fund | Defaulted Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Defaulted Securities Risk: The risk of the uncertainty of repayment of defaulted securities (e.g., a security on which a principal or interest payment is not made when due) and obligations of distressed issuers.

Aspiriant Defensive Allocation Fund | Extension Risk
Prospectus [Line Items]
Risk [Text Block]

Extension Risk: The risk that if interest rates rise, repayments of principal on certain debt securities, including, but not limited to, floating rate loans and mortgage-related securities, may occur at a slower rate than expected and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply.

Aspiriant Defensive Allocation Fund | High Yield Securities Risk
Prospectus [Line Items]
Risk [Text Block]

High Yield Securities Risk: High yield securities, which are rated below investment grade and commonly referred to as “junk” bonds, are high risk investments that may cause income and principal losses for a fund. They generally have greater credit risk, are less liquid, and have more volatile prices than investment grade securities. Defaulted bonds are speculative and involve substantial risks in addition to the risks of investing in high yield securities that have not defaulted. A fund generally will not receive interest payments on the defaulted bonds and there is a substantial risk that principal will not be repaid. In any reorganization or liquidation proceeding relating to a defaulted bond, a fund may lose its entire investment.

Aspiriant Defensive Allocation Fund | Income Risk
Prospectus [Line Items]
Risk [Text Block]	Income Risk: A fund’s income could decline during periods of falling interest rates.
Aspiriant Defensive Allocation Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk: Interest rate risk is the risk that the value of a fund’s portfolio will decline because of rising interest rates. A fund may be subject to a greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. When interest rates change, the values of longer-duration debt securities usually change more than the values of shorter-duration debt securities.

Aspiriant Defensive Allocation Fund | Inverse Floaters Risk
Prospectus [Line Items]
Risk [Text Block]

Inverse Floaters Risk: The use of inverse floaters by a fund creates effective leverage. Due to the leveraged nature of these investments, they will typically be more volatile and involve greater risk than the fixed rate municipal bonds underlying the inverse floaters. An investment in certain inverse floaters will involve the risk that a fund could lose more than its original principal investment. Distributions on inverse floaters bear an inverse relationship to short-term municipal bond interest rates. Thus, distributions paid to the fund on its inverse floaters will be reduced or even eliminated as short-term municipal interest rates rise and will increase when short-term municipal interest rates fall. Inverse floaters generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment.

Aspiriant Defensive Allocation Fund | Preferred Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Preferred Securities Risk: Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

Aspiriant Defensive Allocation Fund | Prepayment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Prepayment Risk: The risk that the issuer of a debt security, including floating rate loans and mortgage-related securities, repays all or a portion of the principal prior to the security’s maturity. In times of declining interest rates, there is a greater likelihood that a fund’s higher yielding securities will be pre-paid with the fund being unable to reinvest the proceeds in an investment with as great a yield. Prepayments can therefore result in lower yields to shareholders of a fund.

Aspiriant Defensive Allocation Fund | Restricted Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Restricted Securities Risk: A fund may hold securities that are restricted as to resale under the U.S. federal securities laws. There can be no assurance that a trading market will exist at any time for any particular restricted security. Limitations on the resale of these securities may prevent a fund from disposing of them promptly at reasonable prices or at all. A fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Also, restricted securities may be difficult to value because market quotations may not be readily available, and the values of restricted securities may have significant volatility.

Aspiriant Defensive Allocation Fund | Zero Coupon Bonds Risk
Prospectus [Line Items]
Risk [Text Block]

Zero Coupon Bonds Risk: Zero coupon bonds do not pay interest on a current basis and may be highly volatile as interest rates rise or fall. In addition, while such bonds generate income for purposes of generally accepted accounting standards, they do not generate cash flow and thus could cause a fund to be forced to liquidate securities at an inopportune time in order to distribute cash, as required by tax laws.

Aspiriant Defensive Allocation Fund | Principal Risks of Underlying Funds and SMAs
Prospectus [Line Items]
Risk [Text Block]

Principal Risks of Underlying Funds and SMAs

Below is a summary of the principal risks of investing in the Defensive Allocation Fund as a result of its investments in the Underlying Funds and SMAs. References in this section to a “fund” are to the Underlying Funds and SMAs in which the Fund may invest and references to investments and securities are to those held directly by the Underlying Funds and SMAs.

Aspiriant Defensive Allocation Fund | Alternative Strategies Risk
Prospectus [Line Items]
Risk [Text Block]

Alternative Strategies Risk: The performance of a fund that pursues alternative strategies is linked to the performance of highly volatile traditional and alternative asset classes (e.g., equities, fixed income, currencies and commodities). To the extent the Fund invests in such fund, the Fund’s share price will be exposed to potentially significant fluctuations in value. In addition, a fund that employs alternative strategies has the risk that anticipated opportunities do not play out as planned, resulting in potentially substantial losses to the fund. Furthermore, alternative strategies may employ leverage, involve extensive short positions and/or focus on narrow segments of the market, which may magnify the overall risks and volatility associated with such fund’s investments. Depending on the particular alternative strategies used by a fund, it may be subject to risks not associated with more traditional investments.

Aspiriant Defensive Allocation Fund | Asset-Backed Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Asset-Backed Securities Risk: The risk that the impairment of the value of the collateral underlying the security in which a fund invests, such as non-payment of loans, will result in a reduction in the value of the security.

Aspiriant Defensive Allocation Fund | Commodity Risk
Prospectus [Line Items]
Risk [Text Block]

Commodity Risk: The value of commodities may be more volatile than the value of equity securities or debt instruments and their value may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. The price of a commodity may be affected by demand/supply imbalances in the market for the commodity.

Aspiriant Defensive Allocation Fund | Covered Calls and Equity Collars
Prospectus [Line Items]
Risk [Text Block]

Covered Calls and Equity Collars: With respect to call options on individual equity securities, while a fund generally will write only covered call options, it may sell the instrument underlying a call option prior to entering into a closing purchase transaction on up to 10% of the fund’s net assets, provided that such sale will not occur more than three days prior to the option buy back. In an equity collar, a fund simultaneously writes a call option and purchases a put option on the same instrument. With respect to call options on equity indexes, the holdings of individual securities underlying the index is deemed by the investment adviser to be covering the call option sold. A fund may invest in uncovered call options when the security has been sold before the option expires.

Aspiriant Defensive Allocation Fund | Floating Rate Loan Risk
Prospectus [Line Items]
Risk [Text Block]

Floating Rate Loan Risk: Floating rate loans generally are subject to restrictions on resale. Floating rate loans sometimes trade infrequently in the secondary market. As a result, valuing a floating rate loan can be more difficult, and buying and selling a floating rate loan at an acceptable price can be more difficult or delayed. Difficulty in selling a floating rate loan can result in a loss. In addition, a floating rate loan may not be fully collateralized, which may cause the floating rate loan to decline significantly in value. Floating rate loans issued by banks may be subject to extended trade settlement periods longer than seven days, which may delay a fund’s ability to pay redemption proceeds during a period of high volume shareholder redemptions. Such loans may not be considered securities and, therefore, may not be afforded the protections of the federal securities laws.

Aspiriant Defensive Allocation Fund | Mortgage-Backed Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Mortgage-Backed Securities Risk: The risk that borrowers may default on their mortgage obligations or the guarantees underlying the mortgage-backed securities will default or otherwise fail and that, during periods of falling interest rates, mortgage-backed securities will be called or prepaid, which may result in a fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of a mortgage-backed security may extend, which may lock in a below-market interest rate, increase the security’s duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults. The values of certain types of mortgage-backed securities, such as inverse floaters and interest-only and principal-only securities, may be extremely sensitive to changes in interest rates and prepayment rates.

Aspiriant Defensive Allocation Fund | REIT and Real Estate Risk
Prospectus [Line Items]
Risk [Text Block]

REIT and Real Estate Risk: Investment in REITs and real estate involves the risks that are associated with direct ownership of real estate and with the real estate industry in general. These risks include risks related to general, regional and local economic conditions; fluctuations in interest rates; property tax rates, zoning laws, environmental regulations and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; changes in property values and rental rates; and other factors.

Aspiriant Defensive Allocation Fund | Sector Risk
Prospectus [Line Items]
Risk [Text Block]

Sector Risk: At times, a fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Aspiriant Defensive Allocation Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Because the value of your investment in the Defensive Allocation Fund will fluctuate, you may lose money and there can be no assurance that the Fund will achieve its investment objective.
Aspiriant Defensive Allocation Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk: The Fund is non-diversified under the 1940 Act, which means that it may invest a greater percentage of its assets in the securities of fewer issuers as compared with diversified funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular issuer held by the Fund may affect its value more than if it invested in a larger number of issuers and the value of the Fund’s shares may be more volatile than the values of shares of more diversified funds.

Aspiriant Risk-Managed Taxable Bond Fund | Asset Allocation Risk
Prospectus [Line Items]
Risk [Text Block]

Asset Allocation Risk: The Fund is subject to different levels and combinations of risks based on its actual allocation among the various Underlying Funds and SMAs. The Fund will be exposed to risks of the asset classes, underlying investments and financial markets in which it invests. The potential impact of the risks related to an asset class depends on the size of the Fund’s investment allocation to it at any point in time.

Aspiriant Risk-Managed Taxable Bond Fund | Emerging Markets Risk
Prospectus [Line Items]
Risk [Text Block]

Emerging Markets Risk: Emerging markets involve risks in addition to and greater than those generally associated with investing in more developed foreign markets. These less developed markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.

Aspiriant Risk-Managed Taxable Bond Fund | Foreign Securities and Currencies Risk
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities and Currencies Risk: The prices of foreign securities, including depositary receipts and foreign funds, may decline or fluctuate because of (i) economic or political actions of foreign governments and/or (ii) less regulated or liquid securities markets. These risks are greater for emerging markets than for more developed foreign markets. Investors holding these securities are also exposed to foreign currency risk, which is the possibility that foreign currency will fluctuate in value against the U.S. dollar.

Aspiriant Risk-Managed Taxable Bond Fund | Illiquid Investments Risk
Prospectus [Line Items]
Risk [Text Block]

Illiquid Investments Risk: The risk that the Fund may not be able to sell a security in a timely manner at a desired price. The Fund’s investments in unaffiliated limited partnerships, including hedge funds, may be illiquid.

Aspiriant Risk-Managed Taxable Bond Fund | Management and Operational Risk
Prospectus [Line Items]
Risk [Text Block]

Management and Operational Risk: The Fund runs the risk that investment techniques will fail to produce desired results. The Fund also runs the risk that the assessment of an investment (including a company’s fundamental fair (or intrinsic) value) may be wrong or that deficiencies in adviser’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund’s operations.

Aspiriant Risk-Managed Taxable Bond Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk: Due to market conditions, the value of the Fund’s investments may fluctuate significantly from day to day. Price fluctuations may be temporary or may last for extended periods. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, political and regulatory changes, or other events could have a significant impact on the market generally and on specific securities. Due to market conditions, the value of the Fund’s investments may fluctuate significantly from day to day. Price fluctuations may be temporary or may last for extended periods.

Aspiriant Risk-Managed Taxable Bond Fund | Political and Economic Risks
Prospectus [Line Items]
Risk [Text Block]

Political and Economic Risks: The values of securities may be adversely affected by local political and economic conditions and developments. Adverse conditions in an industry significant to a local economy could have a correspondingly adverse effect on the financial condition of local issuers.

Aspiriant Risk-Managed Taxable Bond Fund | Underlying Fund Risk
Prospectus [Line Items]
Risk [Text Block]

Underlying Fund Risk: The actual cost of investing in a mutual fund that invests in other investment companies and pooled investment vehicles may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. The Fund will bear its pro rata portion of the expenses of the Underlying Funds in addition to its own direct expenses. By investing in Underlying Funds, the Fund is subject to the risks associated with the Underlying Funds’ investments. The Fund’s investment performance is directly tied to the performance of the Underlying Funds and other investments in which the Fund invests. If one or more of the Underlying Funds fails to meet its investment objective, or otherwise performs poorly, the Fund’s performance could be negatively affected. With respect to an Underlying Fund whose shares trade on an exchange (for example, an exchange-traded fund), its shares may trade below their net asset value or at a discount, which may adversely affect the Fund’s performance. The Fund’s investments in unaffiliated limited partnerships, including hedge funds, may be illiquid. Illiquid investments are subject to the risk that the Fund will not be able to sell the investments when desired or at favorable prices.

Aspiriant Risk-Managed Taxable Bond Fund | Counterparty Risk
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk: Transactions involving a counterparty or third party (other than the issuer of the instrument) are subject to the counterparty’s or third party’s credit risk and ability to perform in accordance with the terms of the transaction.

Aspiriant Risk-Managed Taxable Bond Fund | Derivatives Risk
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk: The use of derivatives by a fund can lead to losses because of adverse movements in the price or value of the asset, index, rate, instrument or economic measure underlying a derivative, due to failure of a counterparty, or due to tax or regulatory constraints. In addition, the successful use of derivatives depends in part on the future price fluctuations and the degree of correlation between the underlying securities. Unusual market conditions or the lack of a ready market for any particular derivative at a specific time may reduce the effectiveness of a fund’s derivate strategies and, for these and other reasons, a fund’s derivative strategies may not reduce the fund’s volatility to the extent desired. Derivatives for hedging purposes may not reduce risk if they are not sufficiently correlated to the position being hedged. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a position or security, rather than solely to hedge the risk of a position or security held by a fund. Derivatives may create economic leverage in a fund, which magnifies the fund’s exposure to the underlying investment. As a result, the loss on derivative transactions may substantially exceed the initial investment. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. Derivatives that are traded “over the counter” also present credit risk (the risk that the other party to the derivative contract will not fulfill its contractual obligations, whether because of bankruptcy or other default).

Aspiriant Risk-Managed Taxable Bond Fund | Large Shareholder Risk
Prospectus [Line Items]
Risk [Text Block]

Large Shareholder Risk: To the extent that a large number of shares of the Underlying Fund is held by a single shareholder or a group of shareholders with a common investment strategy, the Underlying Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Underlying Fund shares will require the Underlying Fund to sell securities at disadvantageous prices or otherwise disrupt the Underlying Fund’s operations.

Aspiriant Risk-Managed Taxable Bond Fund | Leverage Risk
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk: Investments in futures, swaps, and other derivative instruments provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If a fund uses leverage through activities such as purchasing derivative instruments in an effort to increase its returns, it has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by the creation of liabilities, that exceeds the net assets of the fund. The net asset value of a fund when employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires a fund to pay interest.

Aspiriant Risk-Managed Taxable Bond Fund | Short Sale Risk
Prospectus [Line Items]
Risk [Text Block]

Short Sale Risk: The risk that the price of a security sold short will increase in value between the time of the short sale and the time a fund must purchase the security to return it to the lender. The fund’s potential loss on a short sale could theoretically be unlimited in a case where the fund is unable, for any reason, to close out its short position.

Aspiriant Risk-Managed Taxable Bond Fund | Call Risk
Prospectus [Line Items]
Risk [Text Block]	Call Risk: If an issuer calls higher-yielding debt instruments held by a fund, performance could be adversely impacted.
Aspiriant Risk-Managed Taxable Bond Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit Risk: Credit risk is the risk that an issuer of a debt security may be unable or unwilling to make interest and principal payments when due and the related risk that the value of a debt security may decline because of concerns about the issuer’s ability or willingness to make such payments. Because a fund may significantly invest in high yield securities, the fund’s credit risks are greater than those of funds that buy only investment grade securities.

Aspiriant Risk-Managed Taxable Bond Fund | Defaulted Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Defaulted Securities Risk: The risk of the uncertainty of repayment of defaulted securities (e.g., a security on which a principal or interest payment is not made when due) and obligations of distressed issuers.

Aspiriant Risk-Managed Taxable Bond Fund | Extension Risk
Prospectus [Line Items]
Risk [Text Block]

Extension Risk: The risk that if interest rates rise, repayments of principal on certain debt securities, including, but not limited to, floating rate loans and mortgage-related securities, may occur at a slower rate than expected and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply.

Aspiriant Risk-Managed Taxable Bond Fund | High Yield Securities Risk
Prospectus [Line Items]
Risk [Text Block]

High Yield Securities Risk: High yield securities, which are rated below investment grade and commonly referred to as “junk” bonds, are high risk investments that may cause income and principal losses for a fund. They generally have greater credit risk, are less liquid, and have more volatile prices than investment grade securities. Defaulted bonds are speculative and involve substantial risks in addition to the risks of investing in high yield securities that have not defaulted. A fund generally will not receive interest payments on the defaulted bonds and there is a substantial risk that principal will not be repaid. In any reorganization or liquidation proceeding relating to a defaulted bond, a fund may lose its entire investment.

Aspiriant Risk-Managed Taxable Bond Fund | Income Risk
Prospectus [Line Items]
Risk [Text Block]	Income Risk: A fund’s income could decline during periods of falling interest rates.
Aspiriant Risk-Managed Taxable Bond Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk: Interest rate risk is the risk that the value of a fund’s portfolio will decline because of rising interest rates. A fund may be subject to a greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. When interest rates change, the values of longer-duration debt securities usually change more than the values of shorter-duration debt securities.

Aspiriant Risk-Managed Taxable Bond Fund | Preferred Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Preferred Securities Risk: Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

Aspiriant Risk-Managed Taxable Bond Fund | Prepayment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Prepayment Risk: The risk that the issuer of a debt security, including floating rate loans and mortgage-related securities, repays all or a portion of the principal prior to the security’s maturity. In times of declining interest rates, there is a greater likelihood that a fund’s higher yielding securities will be pre-paid with the fund being unable to reinvest the proceeds in an investment with as great a yield. Prepayments can therefore result in lower yields to shareholders of a fund.

Aspiriant Risk-Managed Taxable Bond Fund | Restricted Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Restricted Securities Risk: A fund may hold securities that are restricted as to resale under the U.S. federal securities laws. There can be no assurance that a trading market will exist at any time for any particular restricted security. Limitations on the resale of these securities may prevent a fund from disposing of them promptly at reasonable prices or at all. A fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Also, restricted securities may be difficult to value because market quotations may not be readily available, and the values of restricted securities may have significant volatility.

Aspiriant Risk-Managed Taxable Bond Fund | Zero Coupon Bonds Risk
Prospectus [Line Items]
Risk [Text Block]

Zero Coupon Bonds Risk: Zero coupon bonds do not pay interest on a current basis and may be highly volatile as interest rates rise or fall. In addition, while such bonds generate income for purposes of generally accepted accounting standards, they do not generate cash flow and thus could cause a fund to be forced to liquidate securities at an inopportune time in order to distribute cash, as required by tax laws.

Aspiriant Risk-Managed Taxable Bond Fund | Asset-Backed Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Asset-Backed Securities Risk: The risk that the impairment of the value of the collateral underlying the security in which a fund invests, such as non-payment of loans, will result in a reduction in the value of the security.

Aspiriant Risk-Managed Taxable Bond Fund | Floating Rate Loan Risk
Prospectus [Line Items]
Risk [Text Block]

Floating Rate Loan Risk: Floating rate loans generally are subject to restrictions on resale. Floating rate loans sometimes trade infrequently in the secondary market. As a result, valuing a floating rate loan can be more difficult, and buying and selling a floating rate loan at an acceptable price can be more difficult or delayed. Difficulty in selling a floating rate loan can result in a loss. In addition, a floating rate loan may not be fully collateralized, which may cause the floating rate loan to decline significantly in value. Floating rate loans issued by banks may be subject to extended trade settlement periods longer than seven days, which may delay a fund’s ability to pay redemption proceeds during a period of high volume shareholder redemptions. Such loans may not be considered securities and, therefore, may not be afforded the protections of the federal securities laws.

Aspiriant Risk-Managed Taxable Bond Fund | Mortgage-Backed Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Mortgage-Backed Securities Risk: The risk that borrowers may default on their mortgage obligations or the guarantees underlying the mortgage-backed securities will default or otherwise fail and that, during periods of falling interest rates, mortgage-backed securities will be called or prepaid, which may result in a fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of a mortgage-backed security may extend, which may lock in a below-market interest rate, increase the security’s duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults. The values of certain types of mortgage-backed securities, such as inverse floaters and interest-only and principal-only securities, may be extremely sensitive to changes in interest rates and prepayment rates.

Aspiriant Risk-Managed Taxable Bond Fund | Sector Risk
Prospectus [Line Items]
Risk [Text Block]

Sector Risk: At times, a fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Aspiriant Risk-Managed Taxable Bond Fund | Inflation-Indexed Bond Risk
Prospectus [Line Items]
Risk [Text Block]

Inflation-Indexed Bond Risk: The risk that such bonds will change in value in response to actual or anticipated changes in inflation rates in a manner unanticipated by a fund’s portfolio management team or investors generally. Inflation-indexed bonds are subject to debt securities risks.

Aspiriant Risk-Managed Taxable Bond Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Because the value of your investment in the Taxable Bond Fund will fluctuate, you may lose money and there can be no assurance that the Fund will achieve its investment objective.